LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2022
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2022	2021	2020

Wages, salaries and social security costs	1,093,105	878,347	677,541
Termination benefits	22,246	18,677	25,265
Post-employment benefits (Note 20 (i))	46,381	43,287	36,093

Labor costs	1,161,732	940,311	738,899
As of December 31, 2022, 2021 and 2020, the number of employees was 20,510, 20,142 and 20,173, respectively.